UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

June 30, 2006 (unaudited)

BONDS & DEBENTURES	Shares or Principal Amount	Value

U.S. GOVERNMENT SECURITIES — 35.1%
U.S. Treasury Inflation-Indexed Notes — 3.375% 2007	$487,938,009	$489,081,614
U.S. Treasury Note — 3.875% 2007	50,000,000	49,265,625
U.S. Treasury Note — 4% 2007	20,000,000	19,696,880
U.S. Treasury Note — 4.25% 2007	51,000,000	50,354,544
TOTAL U.S. GOVERNMENT SECURITIES		$608,398,663
U.S. AGENCIES SECURITIES — 21.2%
Federal Agricultural Mortgage Corporation
— 4.563% 2007 (float)	$26,100,000	$26,002,125
— 5.25% 2009	49,630,000	49,366,961
Federal Farm Credit
— 4.875% 2011	19,610,000	19,072,294
Federal Home Loan Bank
— 4.54% 2007 (float)	25,825,000	25,701,040
— 4.75% 2009	75,000,000	73,627,500
— 5.25% 2009	135,780,000	134,911,008
Tennessee Valley Authority Note — 5.375% 2008	38,269,000	38,209,300
TOTAL U.S. AGENCIES SECURITIES		$366,890,228
MORTGAGE-BACKED SECURITIES — 11.5%
Banc of America Alternative Loan Trust 2003-6 CL 1NC2 — 8% 2033	$2,088,562	$2,142,656
Chase Mortgage Finance Trust 2003-S14 CL 2A4 — 7.5% 2034	14,129,837	14,785,885
Countrywide Mortgage Securities 2002-36 CL A20 — 5% 2033	809,466	805,232
Federal Home Loan Mortgage Corporation
1534 CL IA — 4.46% 2023 (float)	666,455	649,585
1552 CL I — 4.46% 2023 (float)	1,015,586	1,013,682
1669 CL HA — 4.61% 2023 (float)	3,245,584	3,190,308
1671 CL HA — 4.61% 2024 (float)	3,347,711	3,270,817
1673 CL HB — 4.61% 2024 (float)	1,000,000	979,536
1684 CL HA — 4.61% 2024 (float)	3,046,725	3,018,616
1634 CL PL — 4.71% 2023 (float)	6,319,748	6,257,675
2766 CL PT — 5% 2016	6,967,467	6,929,681
2897 CL AB — 5% 2022	12,097,579	11,993,661
2891 CL LA — 5% 2024	19,494,419	19,342,168
3003 CL KH — 5% 2034	20,378,541	20,069,602
2619 CL YV — 5.5% 2011	2,188,063	2,186,354
1804 CL C — 6% 2008	1,682,938	1,686,455
1591 CL PV — 6.25% 2023	6,426,268	6,528,189
2438 CL MF — 6.5% 2031	10,239,593	10,277,992
2198 CL PS — 7% 2029	13,708,450	14,038,310
2543 CL AD — 8.5% 2016	138,336	141,817
2519 CL ED — 8.5% 2030	572,152	588,097
2626 CL QM — 9% 2018	2,941,170	3,222,878
Federal National Mortgage Association
2003-1 CL BG — 5% 2030	6,435,282	6,309,595
2003-102 CL EA — 5.5% 2032	2,218,560	2,193,947
2003-12 CL AC — 6% 2016	323,158	323,892
1999-24 CL BC — 6% 2029	2,046,740	2,035,544
1995-13 CL C — 6.5% 2008	123,688	123,977
2003-59 CL NP — 6.5% 2017	2,909,008	2,952,178
1992-193 CL HD — 7% 2007	2,165,843	2,173,792
319-18 — 8% 2032	1,127,916	1,212,411
2004-W6 CL 3A9 — 8% 2034	13,300,115	13,599,368
Government National Mortgage Association II 1999-47 CL Z — 7.5% 2029	2,821,979	2,927,634
JP Morgan Mortgage Trust 2003-A2 — 4% 2033	4,686,605	4,651,643
Wachovia Asset Securitization, Inc. 2002-1 CL 2A1 — 6.25% 2033	2,042,447	2,045,000
Wells Fargo Mortgage Backed Securities Tr. 2004-1 CL A19 — 5% 2034	4,241,504	4,220,381
Wells Fargo Mortgage Backed Securities Tr. 2005-2 CL 1A2 — 8% 2035	20,548,693	21,204,710
TOTAL MORTGAGE-BACKED SECURITIES		$199,093,268

1

MORTGAGE-BACKED PASS-THROUGH SECURITIES — 8.0%
Federal Home Loan Mortgage Corporation
— 3.5% 2008	$4,516,568	$4,375,023
— 3.5% 2008	6,799,995	6,558,738
— 3.5% 2008	5,044,971	4,865,981
— 6.5% 2034	2,751,980	2,763,538
— 6.5% 2036	13,849,282	13,922,856
— 6.5% 2036	5,807,724	5,854,912
Federal National Mortgage Association Conventional Loan
— 5.5% 2014	5,055,204	5,001,280
— 6% 2011	2,054,188	2,056,222
— 6% 2012	9,517,004	9,535,343
— 6.5% 2035	6,202,287	6,235,237
— 6.5% 2035	3,450,019	3,467,807
— 6.5% 2035	4,571,252	4,594,821
— 6.5% 2035	4,142,688	4,158,613
— 6.5% 2035	5,347,799	5,368,356
— 6.5% 2035	10,911,992	10,969,962
— 6.5% 2036	1,965,937	1,973,014
— 6.5% 2036	12,063,457	12,255,718
— 6.5% 2036	16,764,594	16,890,329
— 6.5% 2036	9,119,352	9,166,371
— 6.5% 2036	6,879,301	6,904,067
— 7.5% 2028	1,458,142	1,511,592
TOTAL MORTGAGE-BACKED PASS-THROUGH SECURITIES		$138,429,780
CORPORATE BONDS & DEBENTURES — 6.9%
Avnet Inc. — 8% 2006	$2,000,000	$2,010,000
Bayerische Landesbank — 4.43% 2009 (float)†	21,000,000	20,481,300
Collins & Aikman Products Company — 10.75% 2011(1)	5,020,000	1,480,900
International Wire Group, Inc. — 10% 2011	5,193,000	5,231,948
Metaldyne Corporation — 11% 2012	19,980,000	16,783,200
Qwest Communications International Inc. — 8.67% 2009 (float)	24,045,000	24,436,933
Rabobank Nederland NV — 4.674% 2007(float)	24,674,000	24,192,092
Royal Bank of Canada — 4.901% 2007 (float)	24,651,000	24,496,931
TOTAL CORPORATE BONDS & DEBENTURES		$119,113,304
CONVERTIBLE BONDS & DEBENTURES — 1.4%
BEA Systems, Inc. — 4% 2006	$18,000,000	$17,820,000
Standard Motor Products, Inc. — 6.75% 2009	8,960,000	7,616,000
TOTAL CONVERTIBLE BONDS & DEBENTURES		$25,436,000
INTERNATIONAL SECURITY — 1.2%
France OATei — 3% 2012	$14,562,678	$20,036,905
DERIVATIVE SECURITIES — 0.5%
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
2522 CL PI — 5.5% 2018	$984,650	$27,693
2558 CL JW — 5.5% 2022	18,256,800	3,359,822
1694 CL L — 6.5% 2023	76,060	4,329
217 — 6.5% 2032	3,100,918	791,703
Federal National Mortgage Association
2003-64 CL XI — 5% 2033	16,417,589	3,504,129
323 CL 1 — 5.5% 2032	4,195,928	979,329
1994-17 CL JB — 6.5% 2009	376,220	25,254
TOTAL DERIVATIVE SECURITIES		$8,692,259
PREFERRED STOCK — 0.3%
Pennsylvania Real Estate Investment Trust	93,800	$5,121,480
TOTAL INVESTMENT SECURITIES — 86.1% (Cost $1,496,346,790)		$1,491,211,887
SHORT-TERM INVESTMENTS — 12.8% (Cost $221,968,115)
General Electric Capital Corporation — 5% 7/3/06	$50,313,000	$50,299,024

2

Toyota Motor Credit Corporation — 4.99% 7/5/06	64,134,000	64,098,442
ChevronTexaco Funding Corporation — 5.15% 7/5/06	54,127,000	54,096,027
AIG Funding, Inc. — 5.24% 7/14/06	53,576,000	53,474,622
TOTAL SHORT-TERM INVESTMENTS		$221,968,115
TOTAL INVESTMENTS — 98.9% (Cost $1,718,314,905)(A)		$1,713,180,002
Other assets and liabilities, net — 1.1%		18,203,886
TOTAL NET ASSETS — 100%		$1,731,383,888

†

Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration. The Bayerische Landesbank 4.43% note due 2009 constituted 1.2% of total net assets at June 30, 2006.

(1)	Non-income producing security, in default
(A)	The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized depreciation consists of:
	Gross unrealized appreciation:	$12,607,013
	Gross unrealized depreciation:	(17,741,916)
	Net unrealized depreciation:	$(5,134,903)

3

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by
Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President

Date:	August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:	August 25, 2006